UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Parr Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN 38137
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road    Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  901.680.5266

Date of fiscal year end:  04/30/2009

Date of reporting period: 01/31/2009

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

COMMON STOCK - (95.40%)	Shares	Value

AUTO PARTS & EQUIPMENT (0.81%)
SORL Auto Parts, Inc. *	30,532	$47,935
Wonder Auto Technology, Inc. *	20,500	43,255
		91,190

BIOTECHNOLOGY (16.38%)
China-Biotics, Inc. *	218,500	1,846,325

BUILDING MATERIALS (1.02%)
China Architectural Engineering, Inc. *	15,000	20,400
China GengSheng Minerals, Inc. *	144,700	94,055
		114,455

CHEMICALS (1.60%)
Gulf Resources, Inc. *	476,000	147,560
ShengdaTech, Inc. *	11,000	32,670
		180,230

COMPUTERS & COMPUTER SERVICES (0.12%)
PacificNet, Inc. *	364,100	13,472

COMMERCIAL SERVICES (0.27%)
ChinaCast Education Corp. *	11,300	30,623

ELECTRICAL COMPONENTS & EQUIPMENT (9.75%)
China 3C Group *	327,900	261,992
China Ritar Power Corp. *	193,800	368,220
Fushi Copperweld, Inc. *	100,000	469,000
		1,099,212

ELECTRONICS (1.78%)
China Security & Surveillance Technology, Inc. *	36,500	200,750

ENERGY - ALTERNATE SOURCES (1.65%)
China Solar & Clean Energy Solutions, Inc. *	292,600	166,782
Gushan Environmental Energy, Ltd. - ADR	10,000	19,000
		185,782

FOOD & BEVERAGE (8.21%)
China Nutrifruit Group, Ltd. *	13,200	46,200
China Nutrifruit Group, Ltd. * F	90,000	256,500
Heckmann Corp. *	19,000	98,420
New Dragon Asia Corp. *	32,000	5,760
Zhongpin, Inc. *	50,000	518,500
		925,380
HOME BUILDERS (3.14%)
China Housing & Land Development, Inc. *	264,000	353,760

IRON & STEEL (0.37%)
Sutor Technology Group, Ltd. *	22,000	41,360

MACHINERY DIVERSIFIED (18.72%)
Wuhan General Group China, Inc. *	483,905	2,109,826

MINING (1.35%)
Smartheat, Inc. *	25,400	152,400

MISCELLANEOUS MANUFACTURING (1.50%)
China Fire & Security Group, Inc. *	25,500	168,810

OIL & GAS (0.95%)
WSP Holdings, Ltd. - ADR *	26,500	107,060

PHARMACEUTICALS (12.22%)
Benda Pharmaceutical, Inc. *	834,577	66,766
China Pharma Holdings, Inc. *	334,600	404,866
China Sky One Medical, Inc. *	17,500	245,525
Shengtai Pharmaceutical, Inc. *	660,300	660,300
		1,377,457

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

COMMON STOCK - (95.40%) (continued)		Shares	Value
RETAIL (4.27%)
China Nepstar Chain Drugstore, Ltd. - ADR		14,000	$53,340
Fuqi International, Inc. *		90,000	427,500
			480,840

SOFTWARE (6.91%)
China Information Security Technology, Inc. *		102,500	313,650
SinoHub, Inc. *		14,400	34,560
SinoHub, Inc. * F		200,000	430,000
			778,210
TRAVEL SERVICES (4.38%)
Universal Travel Group *		574,500	494,070

TOTAL COMMON STOCK (Cost $18,863,601)			10,751,212

	Expiration Date -
WARRANTS - (2.87%)	Exercise Price
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China Pharma Holdings, Inc. *	02/01/10 - $ 2.38	400,000	-
China Ritar Power Corp. *	02/21/10 - $ 2.78	9,345	-
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	-
SinoHub, Inc. A * F	09/08/11 - $ 2.15	50,000	-
SinoHub, Inc. B * F	09/08/13 - $ 3.00	50,000	-
Smartheat, Inc. *	08/22/11 - $6.00	20,000	-
Wuhan General Group China, Inc. *	02/08/12 - $ 2.563	180,000	323,460
TOTAL WARRANTS (Cost $103,267)			323,460

SHORT TERM INVESTMENTS (1.27%)
Fifth Third Institutional Money Market Fund, 1.16% ** (Cost $142,641)		142,641	142,641

TOTAL INVESTMENTS (Cost $19,109,509) - 99.54%			$11,217,313
OTHER ASSETS EXCESS OF LIABILITIES NET - 0.46%			51,728
NET ASSETS - 100%			$11,269,041

* Non-income producing security.
** Rate shown represents the rate at January 31, 2009, is subject to change and resets daily.
ADR American Depositary Receipt

F            These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.  The total fair value of such securities at January 31, 2009 is $686,500 which represents 6.09% of total net assets. Sales of shares of these securities are restricted until certain regulatory filings are approved.

90,000 shares of China Nutrifruit Group Ltd. were acquired on 08/07/08 at a price of $2.78 per share.  The current fair value of such security is $2.85 per share which is 81.43% of the market value of unrestricted securities of the same issuer.

200,000 shares, 50,000 09/08/11 warrants and 50,000 09/08/13 warrants of SinoHub, Inc. were acquired on 09/08/08 at a price of $1.70 per share,  $0.00 per 09/08/11 warrant and $0.00 per 09/08/13 warrant.  The current fair values of such securities are $2.15 per share, $0.00 per 09/08/11 warrant and $0.00 per 09/08/13 warrant which are 89.58%, 0.00% and 100.00%, respectively, of the market values of unrestricted securities of the same issuer.

The accompanying notes are an integral part of this schedule of investments.

Parr Family of Funds

NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price.  Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information.  These guidelines are implemented by the Fund’s Fair Value Committee, which reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.  Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  As of January 31, 2009, three (3) securities were valued as determined by the Board of Trustees.

Restricted Securities—The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.  The investments in 90,000 shares of China Nutrifruit Group Ltd., 200,000 shares and 100,000 warrants of SinoHub, Inc. were initiated by the Adviser as private placement offerings.  Other clients of the Adviser also participated in the private placements.  The securities that are part of the private placement offerings are restricted from sale until such time as their registrations become effective and the restrictions are lifted.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees.  These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Securities; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business.  Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale.  Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities.  The total fair value of these securities as of January 31, 2009 is $686,500, which represents 6.09% of the Fund’s total net assets.

The Fund adopted SFAS No. 157 on May 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as “inputs,” to valuation techniques used by market participants to measure fair value.  The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3

Parr Family of Funds

NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited) (continued)

SFAS No. 157—Summary of Fair Value Exposure at January 31, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

Investments in:	Value	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Securities	$10,893,853	$10,064,712	$829,141	$-
Other Financial Instruments *	323,460	323,460	-	-
Total	$11,217,313	$10,388,172	$829,141	$-

* Other Financial Instruments include warrants.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at January 31, 2009 were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
The USX China Fund	$20,199,244	$1,200,586	$(10,182,517)	$(8,981,931)

       The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parr Family of Funds

By:	/s/ Stephen L. Parr

Name:	Stephen L. Parr
Title:	President
Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen L. Parr

Name:	Stephen L. Parr
Title:	President
Date:	March 23, 2009

By:	/s/ Dorothy Westmoreland

Name:	Dorothy Westmoreland
Title:	Treasurer
Date:	March 23, 2009